Management of Capital	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Management of Capital

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue acquisition, exploration and development of resource properties, and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The capital of the Company is determined as follows:

	Year ended December 31,
	2019	2018
Equity	$36,823	$40,479
Bridge loan	2,931	-
Less cash	(660)	(1,653)
	$39,094	$38,826

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may issue new shares or debt, acquire or dispose of assets or adjust the amount of cash and investments.

In order to maximize ongoing development efforts, the Company does not pay out dividends, does not have any long-term debt and is not subject to any externally imposed capital requirements.